Details of Income Statement Items (Sales) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details Of Income Statement [Abstract]
Sales	$ 7,536	$ 10,015	$ 6,955
Cost of sales
Materials consumed	2,547	3,152	2,342
Cost of labor	875	937	906
Energy and fuel	402	433	343
Depreciation and amortization	450	409	413
Other	591	52	340
Cost of sales	$ 4,865	$ 4,983	$ 4,344